Retirement benefit plan - Actuarial Assumptions and Sensitivity Analysis (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Actuarial assumptions [Abstract]
Discount rate	1.50%	2.25%	0.30%
Rate of future increase in compensations	1.75%	1.75%	1.75%
Rate of future increase in current pensions	0.00%	0.00%	0.00%
Interest rate on retirement savings capital	1.50%	2.25%	0.75%
Sensitivity analysis [Abstract]
Potential defined benefit obligation	SFr 41,060	SFr 32,410	SFr 33,889
+0.5% Increase [Member]
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
-0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Discount rate | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 38,132	SFr 30,201
Decrease/(increase) from actual defined benefit obligation	SFr 2,928	SFr 2,209
Discount rate | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 44,390	SFr 34,916
Decrease/(increase) from actual defined benefit obligation	SFr (3,330)	SFr (2,506)
Future salary increase | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 41,997	SFr 32,940
Decrease/(increase) from actual defined benefit obligation	SFr (937)	SFr (530)
Future salary increase | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 40,205	SFr 31,841
Decrease/(increase) from actual defined benefit obligation	SFr 855	SFr 569
Future pension cost | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 42,681	SFr 33,601
Decrease/(increase) from actual defined benefit obligation	SFr (1,621)	SFr (1,191)
Future pension cost | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 39,578	SFr 31,322
Decrease/(increase) from actual defined benefit obligation	SFr 1,482	SFr 1,088
Interest rate on savings capital | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 42,158	SFr 33,322
Decrease/(increase) from actual defined benefit obligation	SFr (1,098)	SFr (912)
Interest rate on savings capital | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 40,030	SFr 31,545
Decrease/(increase) from actual defined benefit obligation	SFr 1,030	SFr 865